Note 3 - Balance Sheet Components - Schedule Of Other Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid clinical trial costs (noncurrent portion)		$ 0	$ 1,106,778
Prepaid technology license fees	$ 60,000	60,000	70,000
Deposits	11,010	11,010	11,010
Total other assets	$ 71,010	$ 71,010	$ 1,187,788